UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND

(Exact name of registrant as specified in charter)

227 West Monroe Street, Suite 3200
Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Sabrina Rusnak-Carlson

100 Federal St., 31st Floor

Boston, MA 02110

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (312) 702-8199

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited)	March 31, 2019

Investments	Principal	Value
SENIOR LOANS(a) – 128.4% (92.1% of Total Investments)

Aerospace & Defense – 4.3%
Advanced Integration Technology LP, Term B-1 Loan - First Lien, 7.379% (3-Month USD LIBOR + 4.750%), 04/03/23(b)	$1,462,650	$1,448,024
Constellis Holdings LLC, Term Loan B - First Lien, 7.744% (3-Month USD LIBOR + 5.000%), 04/22/24(b)	1,965,000	1,881,487
Constellis Holdings LLC, Term Loan B - Second Lien, 11.744% (3-Month USD LIBOR + 9.000%), 04/21/25(b)	1,257,500	1,204,056
WP CPP Holdings (Consolidated Precision), Initial Term Loan - First Lien, 6.510% (3-Month USD LIBOR + 3.750%), 04/30/25	995,000	989,279
Total Aerospace & Defense		5,522,846
Automotive – 3.9%
APC Aftermarket (AP Exhaust Acquisition/CWD, LLC), Initial Term Loan - First Lien, 7.693% (3-Month USD LIBOR + 5.000%), 05/10/24(b)	1,013,592	922,368
Jason Incorporated, Initial Term Loan - First lien, 7.101% (3-Month USD LIBOR + 4.500%), 06/30/21	1,193,659	1,155,856
Navistar, Inc., Tranche B Term Loan - First Lien, 6.000% (1-Month USD LIBOR + 3.500%), 11/06/24	1,980,000	1,977,525
Panther BF Aggregator 2 LP (Power Solutions), Term Loan B - First Lien, (LIBOR + 3.500%), 03/14/26(c)	1,071,429	1,060,704
Total Automotive		5,116,453
Banking, Finance, Insurance & Real Estate – 6.3%
Alliant Holdings Intermediate LLC (Alliant Holdings I LLC), 2018 Initial Term Loan - First Lien, 5.232% (1-Month USD LIBOR + 2.750%), 05/09/25	1,612,813	1,554,606
Aretec Group, Inc. (Cetera Financial Group), Term Loan - First Lien, 6.749% (1-Month USD LIBOR + 4.250%), 10/01/25	798,000	790,020
AssuredPartners Capital, Inc., 2017 September Refinancing Term Loan - First Lien, 5.749% (1-Month USD LIBOR + 3.250%), 10/22/24	492,181	477,661
Asurion LLC (Asurion Delivery and Installation Services, Inc.), Term Loan B-6 - First Lien, 5.499% (1-Month USD LIBOR + 3.000%), 11/03/23	1,537,913	1,533,276
Asurion LLC (Asurion Delivery and Installation Services, Inc.), Term Loan B-7 - First Lien, 5.499% (1-Month USD LIBOR + 3.000%), 11/03/24	496,250	493,635
Avision Young Canada, Inc., Term Loan - First Lien, 7.264% (1-Month and 3-Month USD LIBOR + 5.000%), 02/01/26(b)	1,496,250	1,477,547
Sedgwick Claims Management Services, Inc., Term Loan B - First Lien, 5.749% (1-Month USD LIBOR + 3.250%), 12/31/25	461,344	452,645
USI, Inc., Term Loan B - First Lien, 5.601% (3-Month USD LIBOR + 3.000%), 05/16/24	1,477,500	1,436,869
Total Banking, Finance, Insurance & Real Estate		8,216,259
Beverage, Food & Tobacco – 1.8%
CHG PPC Parent LLC, Term Loan B - First Lien, 5.249% (1-Month USD LIBOR + 2.750%), 03/31/25(b)	868,438	855,411
Flavors Holdings, Inc., Tranche B Term Loan - First Lien, 8.351% (3-Month USD LIBOR + 5.750%), 04/03/20(b)	775,000	724,625

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Beverage, Food & Tobacco – 1.8% (continued)
Flavors Holdings, Inc., Initial Term Loan - Second Lien, 12.601% (3-Month USD LIBOR + 10.000%), 10/03/21(b)	$1,000,000	$805,000
Total Beverage, Food & Tobacco		2,385,036
Capital Equipment – 2.4%
Blount International, Inc., 2018 Term Loan B - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 04/12/23	992,513	993,957
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 5.491% (1-Month USD LIBOR + 3.000%), 11/23/20	1,435,902	1,404,499
Vertiv Group Corp., Term Loan B - First Lien, 6.629% (3-Month USD LIBOR + 4.000%), 11/30/23	752,155	709,218
Total Capital Equipment		3,107,674
Chemicals, Plastics & Rubber – 2.9%
Polar US Borrower (SI Group Inc), Term Loan - First Lien, 9.198% (3-Month USD LIBOR + 4.750% and Prime + 3.750%), 10/15/25(b)	1,994,983	1,997,477
Verdesian Life Sciences LLC, Initial Term Loan - First Lien, 7.744% (3-Month USD LIBOR + 5.000%), 07/01/20(b)	1,902,214	1,711,992
Total Chemicals, Plastics & Rubber		3,709,469
Construction & Building – 1.2%
Westinghouse (Brookfield WEC Holdings, Inc.), Term Loan - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 08/01/25	1,496,250	1,495,524
Consumer Products: Durable – 1.7%
Serta Simmons Bedding, LLC, Term Loan - First Lien, 5.983% (1-Month USD LIBOR + 3.500%), 11/08/23	1,893,710	1,415,548
Serta Simmons Bedding, LLC, Term Loan - Second Lien, 10.489% (1-Month USD LIBOR + 8.000%), 11/08/24	1,450,000	741,313
Total Consumer Products: Durable		2,156,861
Consumer Products: Non Durable – 4.4%
ABG Intermediate Holdings 2 LLC, Term Loan 2017 - First Lien, 5.999% (1-Month USD LIBOR + 3.500%), 09/27/24	987,487	970,211
ABG Intermediate Holdings 2 LLC, Initial Term Loan - Second Lien, 10.249% (1-Month USD LIBOR + 7.750%), 09/29/25(b)	525,861	520,603
Fossil Group, Inc., Term Loan - First Lien, 10.500% (1-Week USD LIBOR + 8.000%), 12/31/20	1,149,000	1,151,390
International Textile Group, Inc., Term Loan - First Lien, 7.489% (1-Month USD LIBOR + 5.000%), 05/01/24(b)	188,204	182,558
Pure Fishing, Inc. (SP PF Buyer), Term Loan - First Lien, 7.058% (2-Month USD LIBOR + 4.500%), 12/21/25	1,000,000	993,125
Varsity Brands, Inc. (Hercules Achievement), Initial Term Loan - First Lien, 5.999% (1-Month USD LIBOR + 3.500%), 12/16/24	987,507	976,151
ZEP, Inc. (Acuity Special Products), Initial Term Loan - First Lien, 6.601% (3-Month USD LIBOR + 4.000%), 08/12/24	985,000	873,365
Total Consumer Products: Non Durable		5,667,403
Containers, Packaging & Glass – 0.8%
Fortress Merger Sub, Inc. (Fort Dearborn), Initial Term Loan - Second Lien, 11.294% (3-Month USD LIBOR + 8.500%), 10/21/24(b)	1,140,000	1,057,350
Energy: Oil & Gas – 4.9%
Delek US Holdings, Inc., Term Loan B - First Lien, 4.749% (1-Month USD LIBOR + 2.250%), 03/30/25	742,500	735,695

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Energy: Oil & Gas – 4.9% (continued)
Gulf Finance, LLC, Tranche B Term Loan - First Lien, 7.791% (1-Month and 3-Month USD LIBOR + 5.250%), 08/25/23	$2,303,657	$1,845,321
HGIM Corp. (Harvey Gulf), Term Loan (Exit) - First Lien, 8.743% (3-Month USD LIBOR + 6.000%), 07/03/23	2,529,969	2,515,738
W3 Topco LLC (Total Safety), Initial Term Loan - First Lien, 8.500% (1-Month USD LIBOR + 6.000%), 03/08/22	1,231,156	1,229,617
Total Energy: Oil & Gas		6,326,371
Environmental Industries – 0.7%
EnergySolutions (Energy Capital Partners), Term Loan B - First Lien, 6.351% (3-Month USD LIBOR + 3.750%), 05/09/25	992,500	880,015
Healthcare & Pharmaceuticals – 5.0%
Alvogen Pharma US, Inc., Term Loan B - First Lien, 7.250% (1-Month USD LIBOR + 4.750%), 04/01/22	2,354,652	2,297,740
Civitas Solutions, Inc. (National Mentor Holding), Term Loan - First Lien, 6.750% (1-Month USD LIBOR + 4.250%), 03/09/26	941,520	945,936
Civitas Solutions, Inc. (National Mentor Holding), Term Loan C - First Lien, 6.750% (1-Month USD LIBOR + 4.250%), 03/09/26	58,480	58,754
LifeScan Global Corp., Term Loan - First Lien, 8.797% (3-Month USD LIBOR + 6.000%), 10/01/24	1,117,594	1,077,081
Midwest Physician Administrative Services, LLC (ACOF V DP Acquiror LLC aka Dupage Medical Group), Initial Term Loan - Second Lien, 9.486% (1-Month USD LIBOR + 7.000%), 08/15/25(b)	734,282	715,925
RegionalCare Hospital Partners Holdings, Inc. (Lifepoint Health), Term Loan B - First Lien, 6.982% (1-Month USD LIBOR + 4.500%), 11/14/25	1,402,734	1,390,243
Total Healthcare & Pharmaceuticals		6,485,679
High Tech Industries – 32.3%
Almonde, Inc. (Misys/Finastra), Dollar Term Loan - Second Lien, 9.851% (3-Month USD LIBOR + 7.250%), 06/13/25	500,000	483,022
AppLovin Corp., Term Loan B - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 08/15/25	810,469	809,456
Aptean, Inc., Term Loan - First Lien, (LIBOR + 4.250%), 03/27/26(c)	850,000	852,125
Banff Merger Sub, Inc. (BMC), Term Loan B - First Lien, 6.851% (3-Month USD LIBOR + 4.250%), 10/02/25	1,496,250	1,468,263
Bomgar Corp. (Brave Parent Holdings), Initial Term Loan - First Lien, 6.499% (1-Month USD LIBOR + 4.000%), 04/18/25	1,488,750	1,473,245
Canyon Valor Cos. (GTCR Valor Cos., Inc. (aka Cision AB)), Initial Dollar Term Loan - First Lien, 5.351% (3-Month USD LIBOR + 2.750%), 06/16/23	1,873,382	1,862,263
Datto, Inc., Term Loan - First Lien, (LIBOR + 4.250%), 04/02/26(b)(c)	1,250,000	1,253,125
DigiCert, Inc. (Unipeg Merger Corp.), Term Loan B2 2017 - First Lien, 6.499% (1-Month USD LIBOR + 4.000%), 10/31/24	992,513	977,213
DigiCert, Inc. (Unipeg Merger Corp.), Term Loan - Second Lien, 10.499% (1-Month USD LIBOR + 8.000%), 10/31/25	600,000	588,375
Drilling Info, Inc., Term Loan - First Lien, 6.749% (1-Month USD LIBOR + 4.250%), 07/30/25	497,580	495,714
Dynatrace LLC, Term Loan - First Lien, 5.749% (1-Month USD LIBOR + 3.250%), 08/25/25	1,240,135	1,236,880
First Data Corp., 2024A New Dollar Term Loan - First Lien, (LIBOR + 2.000%), 04/26/24(c)	4,000,000	3,992,940

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

High Tech Industries – 32.3% (continued)
Help/Systems Holdings, Inc., Term Loan - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 03/28/25(b)	$661,667	$654,223
Infoblox, Inc., New Term Loan - First Lien, 6.999% (1-Month USD LIBOR + 4.500%), 11/07/23	2,130,326	2,128,994
Infoblox, Inc., Term Loan - Second Lien, 11.249% (1-Month USD LIBOR + 8.750%), 11/07/24	1,000,000	997,500
Inovalon Holdings, Inc., Term Loan B - First Lien, 6.000% (1-Month USD LIBOR + 3.500%), 04/02/25	2,736,250	2,731,981
MH Sub I, LLC and Micro Holding Corp. (Internet Brands), Amendment No 2 Initial Term Loan – First Lien, 6.236% (1-Month USD LIBOR + 3.750%), 09/16/24	1,911,740	1,888,904
MTS System Corp., Term Loan B 2017 - First Lien, 5.740% (1-Month USD LIBOR + 3.250%), 07/05/23(b)	1,272,607	1,266,243
Plantronics, Inc., Term Loan B - First Lien, 4.999% (1-Month USD LIBOR + 2.500%), 07/02/25	1,608,370	1,582,234
PNI Canada Acquireco Corp. (Sandvine), Term Loan - First Lien, 6.999% (1-Month USD LIBOR + 4.500%), 10/31/25(b)	432,250	425,766
Project Alpha Intermediate Holding, Inc. (Qlik), Term Loan B - First Lien, 6.370% (3-Month USD LIBOR + 3.500%), 04/26/24	1,965,000	1,920,787
QuickBase, Inc., Term Loan - First Lien, (LIBOR + 4.000%), 04/02/26(b)(c)	1,050,000	1,051,313
Rocket Software, Inc., Term Loan - First Lien, 6.749% (1-Month USD LIBOR + 4.250%), 11/28/25	1,979,167	1,976,703
SCS Holdings, Inc. (Sirius Computer Solutions), New Tranche B Term Loan - First Lien, 6.749% (1-Month USD LIBOR + 4.250%), 10/30/22	1,170,489	1,175,856
SonicWALL, Inc., Term Loan - First Lien, 6.183% (3-Month USD LIBOR + 3.500%), 05/16/25	1,330,000	1,299,516
SonicWALL, Inc., Term Loan - Second Lien, 10.183% (3-Month USD LIBOR + 7.500%), 05/18/26	900,000	862,596
Starfish - V Merger Sub, Inc. (Syncsort/Vero), Term Loan B - First Lien, 6.999% (1-Month USD LIBOR + 4.500%), 08/16/24	985,050	982,898
TriTech Software Systems (Superion/SuperMoose), Term Loan - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 08/29/25	1,330,000	1,313,375
Uber Technologies, Inc., Term Loan - First Lien, 6.493% (1-Month USD LIBOR + 4.000%), 04/04/25	1,111,600	1,113,823
VeriFone Systems, Inc., Term Loan - First Lien, 6.683% (3-Month USD LIBOR + 4.000%), 08/20/25	957,600	945,031
Verscend Holding Corp, Term Loan B - First Lien, 6.999% (1-Month USD LIBOR + 4.500%), 08/27/25	1,305,938	1,299,408
Web.Com Group, Inc., Term Loan B - First Lien, 6.243% (1-Month USD LIBOR + 3.750%), 10/10/25	908,676	897,890
Total High Tech Industries		42,007,662
Hotel, Gaming & Leisure – 5.4%
AP Gaming I LLC (American Gaming Systems), 2018 Term Loan B - First Lien, 5.999% (1-Month USD LIBOR + 3.500%), 02/15/24	1,074,678	1,073,334
Miller's Ale House, Inc., Term Loan - First Lien, 7.240% (1-Month USD LIBOR + 4.750%), 05/30/25(b)	1,191,000	1,173,135
Scientific Games International, Inc. (aka SGMS), Initial Term Loan B-5 - First Lien, 5.314% (1-Month and 2-Month USD LIBOR + 2.750%), 08/14/24	3,527,196	3,441,221

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Hotel, Gaming & Leisure – 5.4% (continued)
Steak n Shake Operations, Inc., Term Loan - First Lien, 6.250% (1-Month USD LIBOR + 3.750%), 03/19/21(b)	$1,664,982	$1,348,635
Total Hotel, Gaming & Leisure		7,036,325
Media: Advertising, Printing & Publishing – 0.6%
Harland Clarke Hldgs, Initial Term Loan - First Lien, 7.351% (3-Month USD LIBOR + 4.750%), 11/03/23	920,768	842,503
Media: Broadcasting & Subscription – 3.2%
Radiate Holdco LLC (RCN Grande), Closing Date Term Loan - First Lien, 5.499% (1-Month USD LIBOR + 3.000%), 02/01/24	1,969,786	1,928,755
Tribune Co., Term Loan C - First Lien, 5.499% (1-Month USD LIBOR + 3.000%), 01/26/24	947,371	947,963
Urban One (Radio One, Inc.), Initial Term Loan - First Lien, 6.500% (1-Month USD LIBOR + 4.000%), 04/18/23	1,388,191	1,332,671
Total Media: Broadcasting & Subscription		4,209,389
Media: Diversified & Production – 1.5%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Term Loan B - First Lien, 7.000% (1-Month USD LIBOR + 4.500%), 02/12/26	1,496,250	1,487,602
SESAC Holdco II LLC, Term Loan - Second Lien, 9.749% (1-Month USD LIBOR + 7.250%), 02/24/25	500,000	493,750
Total Media: Diversified & Production		1,981,352
Metals & Mining – 1.3%
ASP Prince Merger Sub, Inc.(aka PMHC II), Term Loan - First Lien, 6.169% (1-Month and 3-Month USD LIBOR + 3.500%), 03/31/25	742,500	723,938
Big River Steel LLC (BRS Finance), Closing Date Term Loan - First Lien, 7.601% (3-Month USD LIBOR + 5.000%), 08/23/23(b)	985,000	991,156
Total Metals & Mining		1,715,094
Retail – 5.0%
American Sportsman Holdings Co. (Bass Pro), Initial Term Loan - First Lien, 7.499% (1-Month USD LIBOR + 5.000%), 09/25/24	1,974,975	1,934,488
BI-LO LLC (Southeastern Grocers), Initial Term Loan - First Lien, 10.783% (3-Month USD LIBOR + 8.000%), 05/31/24	895,500	869,531
Charming Charlie LLC, Converted Tranche A Term Loan - First Lien, 12.486% (1-Month USD LIBOR + 5.000%, Plus 5.00% PIK), 04/24/23(b)(d)	409,668	209,136
Charming Charlie LLC, Converted Tranche B Term Loan - First Lien, 12.486% (1-Month USD LIBOR + 1.000%, Plus 9.00% PIK), 04/24/23(b)(d)	503,132	209,051
Charming Charlie LLC, VPF Facility Term Loan 2018 - First Lien, 20.000%, 05/15/19(b)(d)	22,886	22,886
CWGS Group LLC, Term Loan - First Lien, 5.240% (1-Month USD LIBOR + 2.750%), 11/08/23	2,399,566	2,165,008
Wand NewCo 3, Inc. (Caliber Collision/ABRA Auto Body), Term Loan B - First Lien, 5.982% (1-Month USD LIBOR + 3.500%), 01/24/26	1,125,000	1,127,672
Total Retail		6,537,772

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Business – 20.7%
Air Methods Corp., Term Loan B - First Lien, 6.101% (3-Month USD LIBOR + 3.500%), 04/21/24	$1,998,089	$1,512,933
ATS Consolidated, Inc. (American Traffic Solutions), Term Loan B - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 02/28/25	618,750	620,297
Brand Energy & Infrastructure Services, Inc., Term Loan - First Lien, 6.912% (2-Month and 3-Month USD LIBOR + 4.250%), 06/21/24	691,481	664,206
CT Technologies Intermediate Holdings, Inc. (HealthPort), New Term Loan - First Lien, 6.749% (1-Month USD LIBOR + 4.250%), 12/01/21	2,372,356	2,059,501
Cvent, Inc., Term Loan B - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 11/29/24	2,462,625	2,416,451
EAB (Education Advisory Board/Avatar Purchaser, Inc.), Term Loan - First Lien, 6.408% (3-Month USD LIBOR + 3.750%), 11/15/24	1,336,500	1,308,099
EagleView Technology Corp., Term Loan - First Lien, 5.982% (1-Month USD LIBOR + 3.500%), 08/14/25	997,500	973,390
Enterprise Merger Sub, Inc. (Envision Healthcare), Term Loan - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 10/10/25	897,750	842,018
Garda World Security Corp. (GW Horos Security Corp.), Term Loan B - First Lien, 6.115% (3-Month USD LIBOR + 3.500%), 05/24/24 (Canada)	589,033	582,701
I-Logic Technologies Bidco Ltd. (Dealogic), Term Loan - First Lien, 5.901% (3-Month USD LIBOR + 3.250%), 12/21/24	1,324,640	1,286,557
Mavenir Systems, Inc., Term Loan B - First Lien, 8.500% (1-Month USD LIBOR + 6.000%), 05/08/25(b)	992,500	989,398
Mitchell International, Inc., Term Loan - First Lien, 5.749% (1-Month USD LIBOR + 3.250%), 11/29/24	994,975	959,066
Mitchell International, Inc., Initial Term Loan - Second Lien, 9.749% (1-Month USD LIBOR + 7.250%), 12/01/25	666,667	650,833
New Insight Holdings, Inc. (Research Now), Initial Term Loan - First Lien, 7.999% (1-Month USD LIBOR + 5.500%), 12/20/24	2,022,118	2,014,535
North American Lifting Holdings, Inc. (TNT Crane), Term Loan - First Lien, 7.101% (3-Month USD LIBOR + 4.500%), 11/27/20	2,415,316	2,270,397
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 11.601% (3-Month USD LIBOR + 9.000%), 11/26/21	1,018,631	848,010
Red Ventures LLC, Term Loan B-1 - First Lien, 5.499% (1-Month USD LIBOR + 3.000%), 11/08/24	2,121,339	2,111,263
Shutterfly, Inc., Incremental Term Loan - First Lien, 5.250% (1-Month USD LIBOR + 2.750%), 08/17/24	469,188	462,737
TKC Holdings, Inc., Initial Term Loan - First Lien, 6.250% (1-Month USD LIBOR + 3.750%), 02/01/23	980,000	964,075
TKC Holdings, Inc., Initial Term Loan - Second Lien, 10.500% (1-Month USD LIBOR + 8.000%), 02/01/24	500,000	489,143
Trader Corp., 2017 Refinancing Term Loan - First Lien, 5.496% (1-Month USD LIBOR + 3.000%), 09/28/23(b)	916,519	909,645
Travel Leaders Group, LLC, New Term Loan B - First Lien, 6.482% (1-Month USD LIBOR + 4.000%), 01/25/24	992,500	995,805
USIC Holdings, Inc., New Term Loan - First Lien, 5.749% (1-Month USD LIBOR + 3.250%), 12/08/23	977,826	955,419
Total Services: Business		26,886,479

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Consumer – 4.3%
Cambium Learning, Inc., Term Loan - First Lien, 6.999% (1-Month USD LIBOR + 4.500%), 12/18/25(b)	$997,500	$990,019
Heartland Dental LLC, Initial Term Loan - First Lien, 6.249% (1-Month USD LIBOR + 3.750%), 04/30/25	1,092,820	1,063,281
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - First Lien, 5.499% (1-Month USD LIBOR + 3.000%), 05/01/25	917,500	908,325
TruGreen LP, Term Loan B - First Lien, (LIBOR + 3.750%), 03/12/26(b)(c)	1,000,000	1,003,125
Weight Watchers International, Inc., 2017 Term Loan B - First Lien, 7.560% (3-Month USD LIBOR + 4.750%), 11/29/24	1,687,500	1,616,313
Total Services: Consumer		5,581,063
Telecommunications – 8.2%
Avaya, Inc., Tranche B Term Loan - First Lien, 6.777% (1-Month and 2-Month USD LIBOR + 4.250%), 12/16/24	5,525,951	5,511,556
Rackspace Hosting (Inception Merger Sub, Inc.), 2017 Term Loan B - First Lien, 5.738% (3-Month USD LIBOR + 3.000%), 11/03/23	2,972,286	2,790,233
Sprint Communications, Inc., 2018 Incremental Term Loan - First Lien, 5.500% (1-Month USD LIBOR + 3.000%), 02/02/24(b)	2,348,281	2,315,993
Total Telecommunications		10,617,782
Transportation: Cargo – 4.2%
Commercial Barge Line Co. (American Commercial Lines), Initial Term Loan - First Lien, 11.249% (1-Month USD LIBOR + 8.750%), 11/12/20	2,253,968	1,591,301
Gruden Acquisition, Inc. (Quality Distribution LLC), Incremental Term Loan – First Lien, 8.101% (3-Month USD LIBOR + 5.500%), 08/18/22(b)	3,352,157	3,331,206
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 10.999% (3-Month USD LIBOR + 8.500%), 08/18/23	500,000	496,250
Total Transportation: Cargo		5,418,757
Wholesale – 1.4%
4L Technologies, Inc. (Clover Technologies Group LLC), Term Loan - First Lien, 6.999% (1-Month USD LIBOR + 4.500%), 05/08/20(b)	847,827	826,631
United Natural Foods, Term Loan B - First Lien, 6.749% (1-Month USD LIBOR + 4.250%), 10/22/25	1,200,000	1,036,800
Total Wholesale		1,863,431
Total Senior Loans (Cost $171,785,068)		166,824,549
CORPORATE BONDS – 4.0% (2.8% of Total Investments)
Beverage, Food & Tobacco – 0.1%
Post Holdings, Inc., 5.750%, 03/01/27(e)	101,000	101,568
Capital Equipment – 0.3%
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.750%, 04/15/26 (Multinational)(e)	520,000	448,500
Containers, Packaging & Glass – 0.3%
Multi-Color Corp., 4.875%, 11/03/25(e)	335,000	346,306

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
CORPORATE BONDS (continued)

Energy: Electricity – 0.2%
TerraForm Power Operating LLC, 4.250%, 01/31/23(e)	$99,000	$98,182
TerraForm Power Operating LLC, 5.000%, 01/31/28(e)	99,000	96,562
Total Energy: Electricity		194,744
Environmental Industries – 0.3%
GFL Environmental, Inc., 5.375%, 03/01/23 (Canada)(e)	400,000	379,725
High Tech Industries – 0.2%
Uber Technologies, Inc., 7.500%, 11/01/23(e)	150,000	156,563
Uber Technologies, Inc., 8.000%, 11/01/26(e)	150,000	159,750
Total High Tech Industries		316,313
Hotel, Gaming & Leisure – 0.1%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/23(e)	175,000	172,725
Media: Broadcasting & Subscription – 1.6%
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 02/15/23(e)	96,000	95,280
Urban One, Inc., 7.375%, 04/15/22(e)	2,000,000	1,935,580
Total Media: Broadcasting & Subscription		2,030,860
Services: Business – 0.3%
ASP AMC Merger Sub, Inc., 8.000%, 05/15/25(e)	744,000	334,377
Telecommunications – 0.6%
Frontier Communications Corp., 8.500%, 04/01/26(e)	108,000	100,507
GTT Communications, Inc., 7.875%, 12/31/24(e)	325,000	285,188
Rackspace Hosting, Inc., 8.625%, 11/15/24(e)	508,000	458,389
Total Telecommunications		844,084
Total Corporate Bonds (Cost $5,645,624)		5,169,202
	Shares
COMMON STOCKS – 0.4% (0.3% of Total Investments)
Capital Equipment – 0.3%
Project Investor Holdings, LLC*(b)(d)	69,365	694
Proppants Holdings, LLC*(b)	69,365	381,507
Total Capital Equipment		382,201
Energy: Oil & Gas – 0.1%
HGIM Corp. (Harvey Gulf)*(b)	2,717	99,171
Retail – 0.0%(f)
Charming Charlie LLC*(b)(d)	4,376,711	0
Total Common Stocks (Cost $1,243,680)		481,372

WARRANT – 0.3% (0.2% of Total Investments)
Energy: Oil & Gas – 0.3%
HGIM Corp. (Harvey Gulf), Expiration date: 07/02/23*(b)
(Cost $472,615)	12,139	443,073

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2019

Investments	Shares	Value
MONEY MARKET FUND – 6.4% (4.6% of Total Investments)

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 2.30%(g) (Cost $8,286,904)	8,286,904	$8,286,904
Total Investments in Securities - 139.5% (Cost $187,433,891)		181,205,100
Line of Credit Payable (Cost $44,000,000) – (33.9)%		(44,000,000)
Liabilities in Excess of Other Assets – (5.6)%		(7,327,940)
Net Assets – 100.0%		$129,877,160

*	Non-income producing security.
†	Securities are US securities, unless otherwise noted below.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, often subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are the London Interbank Offered Rate (“LIBOR”), the rate that contributor banks in London charge each other for interbank deposits, and the prime rate offered by one or more major U.S. banks (“Prime”). Both LIBOR and Prime were utilized as benchmark lending rates for the senior loans at March 31, 2019. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled as of March 31, 2019. The Fund will not accrue interest on its senior loans until the settlement date at which point LIBOR will be established.
(d)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $5,169,202 which represents approximately 4.0% of net assets as of March 31, 2019. Unless otherwise noted, 144A securities are deemed to be liquid.
(f)	Less than 0.05%.
(g)	Rate shown reflects the 7-day yield as of March 31, 2019.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (Concluded)	March 31, 2019

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	4.3%
Automotive	3.9
Banking, Finance, Insurance & Real Estate	6.3
Beverage, Food & Tobacco	1.9
Capital Equipment	3.0
Chemicals, Plastics & Rubber	2.9
Construction & Building	1.2
Consumer Products: Durable	1.7
Consumer Products: Non Durable	4.4
Containers, Packaging & Glass	1.1
Energy: Electricity	0.2
Energy: Oil & Gas	5.3
Environmental Industries	1.0
Healthcare & Pharmaceuticals	5.0
High Tech Industries	32.5
Hotel, Gaming & Leisure	5.5
Media: Advertising, Printing & Publishing	0.6
Media: Broadcasting & Subscription	4.8
Media: Diversified & Production	1.5
Metals & Mining	1.3
Retail	5.0
Services: Business	21.0
Services: Consumer	4.3
Telecommunications	8.8
Transportation: Cargo	4.2
Wholesale	1.4
Money Market Fund	6.4
Total Investments	139.5
Line of Credit Payable	(33.9)
Liabilities in Excess of Other Assets	(5.6)
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	March 31, 2019

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013.

The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s Adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of FWCA (through June 21, 2018) and THL Credit. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sourced using independent brokers, the Fund shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

Fixed income securities (including short-term obligations) are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Exchange traded equity securities and warrants are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities are valued at the official closing price.

Non-exchange traded equity securities are valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities.

Money market funds are valued at their net asset value.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value for the period ended March 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2019:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$–	$989,279	$4,533,567	$5,522,846
Automotive	–	4,194,085	922,368	5,116,453
Banking, Finance, Insurance & Real Estate	–	6,738,712	1,477,547	8,216,259
Beverage, Food & Tobacco	–	–	2,385,036	2,385,036
Capital Equipment	–	3,107,674	–	3,107,674
Chemicals, Plastics & Rubber	–	–	3,709,469	3,709,469
Construction & Building	–	1,495,524	–	1,495,524

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

Asset Type	Level 1	Level 2	Level 3	Total
Consumer Products: Durable	$–	$2,156,861	$–	$2,156,861
Consumer Products: Non Durable	–	4,964,242	703,161	5,667,403
Containers, Packaging & Glass	–	–	1,057,350	1,057,350
Energy: Oil & Gas	–	6,326,371	–	6,326,371
Environmental Industries	–	880,015	–	880,015
Healthcare & Pharmaceuticals	–	5,769,754	715,925	6,485,679
High Tech Industries	–	37,356,992	4,650,670	42,007,662
Hotel, Gaming & Leisure	–	4,514,555	2,521,770	7,036,325
Media: Advertising, Printing & Publishing	–	842,503	–	842,503
Media: Broadcasting & Subscription	–	4,209,389	–	4,209,389
Media: Diversified & Production	–	1,981,352	–	1,981,352
Metals & Mining	–	723,938	991,156	1,715,094
Retail	–	6,096,699	441,073	6,537,772
Services: Business	–	24,987,436	1,899,043	26,886,479
Services: Consumer	–	3,587,919	1,993,144	5,581,063
Telecommunications	–	8,301,789	2,315,993	10,617,782
Transportation: Cargo	–	2,087,551	3,331,206	5,418,757
Wholesale	–	1,036,800	826,631	1,863,431
Corporate Bonds*	–	5,169,202	–	5,169,202
Common Stocks*	–	–	481,372	481,372
Warrant*	–	–	443,073	443,073
Money Market Fund	8,286,904	–	–	8,286,904
Total Investments	$8,286,904	$137,518,642	$35,399,554	$181,205,100

* Please refer to Schedule of Investments for breakdown of valuations by industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Loans	Common Stocks	Warrant	Total
Balance as of December 31, 2018	$36,736,956	$126,187	$503,768	$37,366,911
Realized loss	(2,010,640)	-	-	(2,010,640)
Change in unrealized depreciation	1,723,171	(149,497)	(60,695)	1,512,979
Amortization (accretion)	40,935	-	-	40,935
Purchases	6,127,004	-	-	6,127,004
Sales and principal paydowns	(2,587,012)	-	-	(2,587,012)
Transfers into Level 3	9,621,836	504,682	-	10,126,518
Transfers out of Level 3	(15,177,141)	-	-	(15,177,141)
Balance as of March 31, 2019	$34,475,109	$481,372	$443,073	$35,399,554
Net change in unrealized appreciation/(depreciation) attributable to level 3 investments held at March 31, 2019	$132,231	$(149,497)	$(60,695)	$(77,961)

Investments were transferred into and out of Level 3 during the period ended March 31, 2019 due to changes in the quantity and quality of information, specifically the number of vendor quotes available and the staleness of prices, obtained to support the fair value of each investment as assessed by the Advisor.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The valuation techniques and significant amounts of unobservable inputs used in Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Input	Range	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(1)
Senior Loans	$34,034,036	Third-party vendor pricing service	Broker quotes	N/A	Increase
Senior Loans	441,073	Market comparable companies(2)	EBITDA Multiple Private Company Discount	2.3 – 4.5X 10-15%	Increase Decrease
Common Stocks	480,678	Third-party vendor pricing service	Broker quotes	N/A	Increase
Common Stocks	694	Market comparable companies(2)	EBITDA Multiple Private Company Discount	2.3-4.5X 10-15%	Increase Decrease
Warrants	443,073	Third-party vendor pricing service	Broker quotes	N/A	Increase

(1)	This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

(2)	Earnings multiples are based on comparable companies and transactions of comparable companies.

3. DELAYED DRAW LOAN COMMITMENTS

As of March 31, 2019, the Fund had the following unfunded loan commitments outstanding, which could be extended at the options of the borrower:

Loan	Principal Amount	Cost	Value	Net Unrealized Appreciation/ Depreciation
Charming Charlie LLC, Vendor Payment Financing Facility - Second Lien, 20.0%, 05/15/19	$152,575	$152,575	$152,575	$-
Charming Charlie LLC, 2nd Amendment Delayed Draw Term Loan - Second Lien, 20.0%, 05/15/19	129,689	129,689	129,689	-
Heartland Dental LLC, Delayed Draw Term Loan - First Lien, 3.750% (1-Month LIBOR + 3.750%), 04/17/25	24,456	24,334	23,795	(539)

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*  /s/ Brian W. Good

Brian W. Good, President and Principal Executive Officer

(principal executive officer)

Date May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Brian W. Good

Brian W. Good, President and Principal Executive Officer

(principal executive officer)

Date May 29, 2019

By (Signature and Title)*  /s/ Jennifer Wilson

Jennifer Wilson, Treasurer, Principal Financial Officer and Secretary

(principal financial officer)

Date May 29, 2019

* Print the name and title of each signing officer under his or her signature.